Right-of-use assets and lease liabilities (Details) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Total Right-of-use assets	$ 20,529	$ 15,872
Non-current	20,529	15,872
Total	20,529	15,872	$ 19,878
Convention center [Member]
Statement [Line Items]
Total Right-of-use assets	5,044	5,911
Offices, shopping malls and other rental properties [Member]
Statement [Line Items]
Total Right-of-use assets	$ 15,485	$ 9,961